SHARE-BASED COMPENSATION (Details 4) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended			0 Months Ended	1 Months Ended		8 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended					0 Months Ended	12 Months Ended			1 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Oct. 25, 2013 Stock options	Sep. 30, 2011 Stock options	Jan. 31, 2011 Stock options	Oct. 31, 2010 Stock options	Dec. 31, 2013 Stock options	Sep. 30, 2011 Stock options Awards vesting at each calendar month subsequent to first anniversary of the vesting commencement date through the end of the fourth year	Dec. 31, 2013 Nonvested restricted shares	Dec. 31, 2012 Modified stock options	Dec. 31, 2013 Non-employee options	Dec. 31, 2012 Non-employee options	Dec. 31, 2011 Non-employee options	Oct. 15, 2009 2009 Plan Stock options	Dec. 31, 2013 2009 Plan Nonvested restricted shares	Dec. 31, 2012 2009 Plan Nonvested restricted shares	Dec. 31, 2011 2009 Plan Nonvested restricted shares	Dec. 31, 2011 2009 Plan Nonvested restricted shares Class A ordinary shares	May 31, 2011 2009 Plan Nonvested restricted shares Class A ordinary shares Awards vesting from May 12, 2011	Sep. 30, 2011 2009 Plan Nonvested restricted shares Class A ordinary shares Awards vesting on August 31, 2012	Sep. 30, 2011 2009 Plan Nonvested restricted shares Class A ordinary shares Awards vesting at the ending of each calendar month subsequent to September 1, 2012	Dec. 31, 2011 2009 Plan Nonvested restricted shares Class A ordinary shares Awards vesting on the first anniversary of the vesting commencement date as of October 26, 2012	Dec. 31, 2011 2009 Plan Nonvested restricted shares Class A ordinary shares Awards vesting at the 26th day of each calendar month subsequent to October 26, 2012	May 31, 2011 2009 Plan Nonvested restricted shares Class A ordinary shares David Chao	Sep. 30, 2011 2009 Plan Nonvested restricted shares Class A ordinary shares Employee	Mar. 31, 2013 2011 Equity Incentive Plan Nonvested restricted shares Class A ordinary shares	Mar. 31, 2013 2011 Equity Incentive Plan Nonvested restricted shares Class A ordinary shares Awards vesting on the first anniversary of the vesting commencement date as of March 22, 2014	Mar. 31, 2013 2011 Equity Incentive Plan Nonvested restricted shares Class A ordinary shares Awards vesting at the 21st day of each calendar month subsequent to March 22, 2014
Unrecognized share-based compensation cost disclosure
Unrecognized share-based compensation expense relating to share options								$ 39,023
Weighted-average vesting period for recognition of unrecognized share-based compensation cost								2 years 9 months 25 days								2 years 1 month 6 days
Awards granted (in shares)										168,000									3,750,000						18,000	60,000	168,000
Award vesting period						4 years	4 years								3 years					3 months
Award vesting percentage					25.00%	25.00%			75.00%												25.00%	75.00%	25.00%	75.00%				25.00%	75.00%
Weighted number of nonvested restricted shares
Outstanding at the beginning of the period (in shares)										2,566,776
Granted (in shares)										168,000									3,750,000						18,000	60,000	168,000
Vested (in shares)										(887,799)
Forfeited (in shares)										(82,827)
Outstanding at the end of the period (in shares)										1,764,150
Weighted average fair value per ordinary share at the grant dates
Outstanding at the beginning of the period (in dollars per share)										$ 1.11
Granted (in dollars per share)										$ 0.98
Vested (in dollars per share)										$ 1.11
Forfeited (in dollars per share)										$ 1.10
Outstanding at the end of the period (in dollars per share)										$ 1.10
Other disclosures
Compensation expense	14,437	9,248	4,606	425							949	721	694	662		980	955	255
Share-based compensation from discontinued operations											0	0		0
Unrecognized compensation expense																$ 1,849
Expected weighted-average period for unrecognized compensation expense to be recognized								2 years 9 months 25 days								2 years 1 month 6 days